                        GARTMORE VARIABLE INSURANCE TRUST

                            GVIT Small Cap Value Fund
                             GVIT Small Company Fund
                           GVIT Small Cap Growth Fund

                 Prospectus Supplement dated September 15, 2005
                         to Prospectus dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

With respect to the GVIT Small Cap Value Fund, effective September 19, 2005, the following changes to the Fund's  subadvisers will be made: 1) the termination of
The  Dreyfus  Corporation  as a Fund  subadviser,  and 2) the  addition of Epoch
Investment Partners,  Inc. as a new subadviser to the Fund. As a result of these changes,  the following  amendments are made to the Prospectus as they relate to the GVIT Small Cap Value Fund.

1.  The second paragraph under the heading "Objective and Principal Strategies"
on page 3 of the Prospectus is deleted and replaced with the following:

     Gartmore Mutual Fund Capital Trust ("GMF"), Epoch Investment Partners, Inc.
     ("Epoch") and J.P. Morgan Investment  Management Inc. ("J.P.  Morgan") each
     manage  a  portion  of  the  Fund's   portfolio  on  a   day-to-day   basis
     (collectively,   GMF,  Epoch  and  J.P.  Morgan  are  referred  to  as  the
     "Managers").  GMF is the Fund's  investment  adviser and has selected Epoch and J.P. Morgan as subadvisers for the Fund. Under normal  conditions,  the
     Fund invests at least 80% of its net assets in equity  securities issued by small capitalization companies ("small cap companies"). The Fund may invest up to 20% of its total assets in equity securities of foreign companies.

2.  The seventh paragraph under the heading "Objective and Principal Strategies"
on page 3 of the Prospectus is deleted and replaced with the following:

     As part of its  responsibilities to the Fund, and in addition to managing a portion of the Fund itself,  GMF initially  selects the Fund's  subadvisers and monitors their  performance on an ongoing basis. GMF has selected Epoch and J.P.  Morgan as subadvisers  for the Fund.  Epoch,  J.P. Morgan and GMF each manage a portion of the Fund's investment  portfolio.  The subadvisers have been chosen because they approach investing in small cap securities in a  different  way from GMF and  from  each  other,  and GMF  believes  that diversification  among securities and investment  styles could increase the potential for investment return and potentially reduce risk and volatility.
     For a further  description of the investment  strategies used by GMF, Epoch and J.P.  Morgan,  see  "Investment  Strategies of the Managers of the GVIT
     Small Cap Value Fund" on page 6.

3.  Footnote 2 under the heading "Average Annual Total Returns" on page 5 of the
Prospectus is deleted and replaced with the following:

     The Fund  commenced  operations  on October 31,  1997.  From  inception  to
     February 5, 2001,  The  Dreyfus  Corporation  ("Dreyfus")  managed the Fund alone. From February 5, 2001 until October 1, 2003, GMF and Dreyfus managed the Fund together.  Beginning  October 1, 2003,  J.P. Morgan was added as a
     Fund  subadviser.  On  September  19,  2005,  Dreyfus was  terminated  as a subadviser and Epoch was added as a new subadviser to the Fund.

4.  Page 6 of the Prospectus  under the heading  "Investment  Strategies  of the
Managers of the GVIT Small Cap Value Fund" is amended as follows:

The information with respect to The Dreyfus Corporation is deleted on page 6.

The following information regarding Epoch Investment Partners,  Inc. is added on page 6.

     EPOCH INVESTMENT PARTNERS, INC.

     Epoch  desires to create wealth  without  assuming a high degree of capital risk.  It seeks to accomplish  this by developing  portfolios of businesses with attractive risk/reward profiles. The process includes:

     o    Evaluating  businesses  as though Epoch was a private  equity  manager interested in purchasing the entire company
     o    Evaluating businesses over a 3-5 year time frame
     o    Investing only in what they know and understand
     o    Protecting  downside  risk  through the  purchase of what appear to be
          "good  businesses"  at  appropriate  prices  relative  to the  cost of capital offered by the capital markets in general

     Epoch  seeks  to  produce   superior  risk  adjusted  returns  by  building
     portfolios of businesses  with  outstanding  risk/reward  profiles  without maintaining a high degree of capital risk. Only those businesses that Epoch understands  and where Epoch has confidence in their  financial  statements are purchased for  investments.  Epoch seeks businesses that generate "free cash  flow"  that it  believes  will be  intelligently  applied  to  create shareholder  wealth.  Their objective is to identify securities that appear to have unrecognized potential,  yet possess a combination of above average shareholder  yield,  above average free cash flow growth, and below average valuation metrics.

     The goal is to generate an  efficient  portfolio  on a  risk/return  basis.
     Epoch's  portfolio  construction  process  diversifies the portfolio across attractive  sectors,  limits individual holding sizes, and employs a strict sell discipline with low portfolio turnover.

5.  The disclosure on page 19 of the Prospectus  under the heading  "Subadvisory
Fee Structure"  related to the GVIT Small Cap Value Fund is deleted and replaced with the following:

     GVIT SMALL CAP VALUE FUND: GMF has selected two  subadvisers,  each of whom manages part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself.

     The GVIT Small Cap Value Fund's subadvisers are:

     Epoch Investment Partners, Inc.
     J.P. Morgan Investment Management Inc.

     Under the Subadvisory Agreement, the annual fee payable by GMF to Epoch (as a percentage of the Fund's average daily net assets) is 0.50% of the assets managed  by Epoch up to $200  million  and 0.45% of the  assets  managed by
     Epoch of $200 million and more.

     For the fiscal year ended December 31, 2004, GMF paid Dreyfus,  a fee based on the Fund's  average  daily net assets that were  managed by Dreyfus,  of
     0.46%.  Effective  September  19, 2005,  Dreyfus was  terminated  as a Fund subadviser.

     For the  fiscal  year  ended  December  31,  2004,  GMF  paid  J.P.  Morgan
     Investment  Management  Inc.  a fee based on the Fund's  average  daily net assets that were  managed by J. P. Morgan  Investment  Management,  Inc. of
     0.46%.

6.  The  disclosure  on  page  20 of  the  Prospectus  under  the  heading  "The
Subadvisers" related to The Dreyfus Corporation is deleted and replaced with the following:

     THE DREYFUS CORPORATION  ("DREYFUS") is the subadviser for a portion of the
     GVIT Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New
     York 10166,  was formed in 1947. As of March 31, 2005,  Dreyfus  managed or administered approximately $161 billion in assets.

7.  The disclosure on page 20 of the Prospectus under the heading "GVIT Small Cap
Value Fund  Portfolio  Manager"  immediately  following the heading "The Dreyfus
Corporation" is deleted in its entirety.

8.  The disclosure under the heading "The  Subadvisers"  beginning on page 20 of the Prospectus is amended by adding the following:

     EPOCH INVESTMENT  PARTNERS,  INC. ("EPOCH") is the subadviser for a portion of the GVIT Small Cap Value Fund.  Epoch is  wholly-owned  by Epoch Holding
     Corporation,  a Delaware  corporation.  Epoch and Epoch Holding Corporation are both located at 640 Fifth Avenue, 18th Floor, New York, NY 10019. As of
     June 30, 2005, Epoch managed or administered  approximately $1.4 billion in assets.

     GVIT  SMALL  CAP VALUE  FUND  PORTFOLIO  MANAGERS:  The  primary  portfolio managers  for the portion of the GVIT Small Cap Value Fund managed by Epoch are William W. Priest,  David N. Pearl and Joseph W. Donaldson.  Mr. Priest
     is the Chief Executive Officer, Chief Investment Officer and the co-founder of Epoch.  Prior to co-founding Epoch in 2004, Mr. Priest was a Co-Managing
     Partner and  Portfolio  Manager at Steinberg  Priest &  Sloane  Capital
     Management,  LLC ("Steinberg  Priest") from March 2001 to April 2004. Prior to that time,  Mr. Priest was Chairman,  Managing  Director and a Portfolio
     Manager at Credit  Suisse Asset  Management,  LLC ("CSAM") from May 2000 to
     March 2001; Chief Executive Officer,  Chairman of the Management Committee,
     Managing  Director and Portfolio Manager at CSAM from January 1998 to April
     2000;  and  prior to that CEO and  portfolio  manager  of  predecessor  BEA
     Associates  from 1989 to 1998.  Mr.  Priest's role with respect to managing the Fund is that of Epoch's Chief Investment  Officer  overseeing  strategy and risk management.

     Mr.  Pearl  joined  Epoch in  April  2004 and is a  Managing  Director  and
     Portfolio  Manager.  From June 2001 to April 2004, Mr. Pearl was a Managing
     Director and Portfolio Manager at Steinberg Priest where he was responsible for both  institutional and private client assets.  From 1997 to June 2001,
     Mr. Pearl held a similar portfolio  management  position at ING Furman Selz
     Asset   Management,   where  he  was   responsible   for  $200  million  of
     institutional  and private client assets.  Mr. Pearl's role with respect to managing the Fund is as lead portfolio manager.

     Mr.  Donaldson  joined Epoch in September 2004 and is a Managing  Director,
     Portfolio  Manager and Analyst.  From October 2001 to September  2004,  Mr.
     Donaldson was a Managing Director, U.S. Equities, at Steinberg Priest where he  functioned  as a senior  analyst  with broad  responsibility  including expertise in both  Business  and  Healthcare  Services.  From March 1998 to
     October  2001,  Mr.  Donaldson  was a Senior  Analyst  at  First  Manhattan
     Company.  Mr.  Donaldson's  role with  respect to  managing  the Fund is as associate portfolio manager and senior analyst.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE